BLACKROCK FUNDSSM

iShares Edge MSCI Multifactor USA Index Fund

iShares Edge MSCI Multifactor Intl Index Fund

iShares Edge MSCI Min Vol USA Index Fund

iShares Edge MSCI Min Vol EAFE Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated March 5, 2020 to the Statement of Additional Information (“SAI”) of the Funds, dated November 27, 2019

Effective February 28, 2020, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Alan Mason, Suzanne Henige, CFA, Jennifer Hsui, CFA, Amy Whitelaw and Rachel Aguirre are the portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about the funds and accounts other than the Funds for which the Funds’ portfolio managers are primarily responsible for the day-to-day portfolio management as of July 31, 2019.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alan Mason	318 $1.32 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Suzanne Henige, CFA*	84 $140.4 Billion	1 $663.0 Million	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	270 $1.27 Trillion	59 $67.84 Billion	36 $26.32 Billion	0 $0	1 $862.7 Million	27 $23.55 Billion
Amy Whitelaw	271 $1.23 Trillion	92 $31.64 Billion	0 $0	0 $0	0 $0	0 $0
Rachel Aguirre	329 $1.32 Trillion	165 $608.5 Billion	144 $559.0 Billion	0 $0	11 $9.92 Billion	121 $196.9 Billion

*	Information provided is as of January 31, 2020.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Mr. Mason and Mses. Hsui, Whitelaw and Aguirre as of July 31, 2019 and the compensation of Ms. Henige as of January 31, 2020.

The last sentence of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Mr. Mason and Mses. Henige, Hsui, Whitelaw and Aguirre is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by the portfolio managers as of July 31, 2019.

Portfolio Manager	Fund Managed	Dollar Range of Equity Securities Beneficially Owned
Alan Mason	Multifactor USA Index Fund Multifactor Intl Index Fund Min Vol USA Index Fund Min Vol EAFE Index Fund	None None None None
Suzanne Henige, CFA*	Multifactor USA Index Fund Multifactor Intl Index Fund Min Vol USA Index Fund Min Vol EAFE Index Fund	None None None None
Jennifer Hsui, CFA	Multifactor USA Index Fund Multifactor Intl Index Fund Min Vol USA Index Fund Min Vol EAFE Index Fund	None None None None
Amy Whitelaw	Multifactor USA Index Fund Multifactor Intl Index Fund Min Vol USA Index Fund Min Vol EAFE Index Fund	None None None None
Rachel Aguirre	Multifactor USA Index Fund Multifactor Intl Index Fund Min Vol USA Index Fund Min Vol EAFE Index Fund	None None None None

*	Information provided is as of January 31, 2020.

Shareholders should retain this Supplement for future reference.

SAI-BETAIND-0220SUP

2